BLACKROCK FUNDS V

BlackRock Low Duration Bond Portfolio

(the “Fund”)

Supplement dated December 4, 2018 to the Statement of Additional Information (“SAI”) of the Fund,

dated August 10, 2018, as supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The chart listing investments and investment strategies in the section of the SAI entitled “I. Investment Objectives and Policies” is deleted in its entirety with respect to the Fund and replaced with the following:

Low Duration Bond Portfolio
144A Securities	X
Asset-Backed Securities	X
Asset-Based Securities
Precious Metal-Related Securities
Bank Loans	X
Borrowing and Leverage	X
Cash Flows; Expenses	X
Cash Management	X
Collateralized Debt Obligations	X
Collateralized Bond Obligations	X
Collateralized Loan Obligations	X
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X
Cyber Security Issues	X
Debt Securities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X
Derivatives	X
Hedging	X
Indexed and Inverse Securities	X
Swap Agreements	X
Interest Rate Swaps, Caps and Floors	X
Credit Default Swap Agreements and Similar Instruments	X
Contracts for Difference

Low Duration Bond Portfolio
Credit Linked Securities	X
Interest Rate Transactions and Swaptions	See note 1 below
Total Return Swap Agreements	X
Types of Options	See note 1 below
Options on Securities and Securities Indices	X
Call Options	See note 1 below
Put Options	See note 1 below
Options on Government National Mortgage Association (“GNMA”) Certificates	X
Risks Associated with Options	X
Futures	X
Risks Associated with Futures	X
Foreign Exchange Transactions	X
Forward Foreign Exchange Transactions	X
Currency Futures	X
Currency Options	X
Currency Swaps	X
Limitations on Currency Transactions	X
Risk Factors in Hedging Foreign Currency	X
Risk Factors in Derivatives	X
Credit Risk	X
Currency Risk	X
Leverage Risk	X
Liquidity Risk	X
Correlation Risk	X
Index Risk	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X
Distressed Securities
Dollar Rolls
Equity Securities	X
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks	X
Foreign Market Risk	X
Foreign Economy Risk	X
Currency Risk and Exchange Risk	X
Governmental Supervision and Regulation/Accounting Standards	X
Certain Risks of Holding Fund Assets Outside the United States	X

Low Duration Bond Portfolio
Publicly Available Information	X
Settlement Risk	X
Funding Agreements	X
Guarantees	X
Illiquid or Restricted Securities	X
Inflation-Indexed Bonds	X
Inflation Risk	X
Information Concerning the Indices
Bloomberg Barclays Indices
ICE BofA Indices
Initial Public Offering (“IPO”) Risk	X
Interfund Lending Program	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions
Investment Grade Debt Obligations	X
Investment in Emerging Markets	X
Brady Bonds
Investment in Other Investment Companies	X
Exchange Traded Funds	X
Junk Bonds	X
Lease Obligations	X
Liquidity Management	X
Master Limited Partnerships	X
Mezzanine Investments	X
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Money Market Securities	X
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X
Adjustable Rate Mortgage Securities	X
CMO Residuals
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds
TBA Commitments	X

Low Duration Bond Portfolio
Municipal Investments	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X
Description of Municipal Bonds	X
General Obligation Bonds	X
Revenue Bonds	X
Private Activity Bonds (“PABs”)	X
Moral Obligation Bonds	X
Municipal Notes	X
Municipal Commercial Paper	X
Municipal Lease Obligations	X
Tender Option Bonds
Yields
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X
Transactions in Financial Futures Contracts	X
Call Rights
Municipal Interest Rate Swap Transactions
Insured Municipal Bonds
Build America Bonds	X
Participation Notes
Pay-in-kind Bonds	X
Portfolio Turnover Rates	X
Preferred Stock
Real Estate Related Securities
Real Estate Investment Trusts (“REITs”)	X
Repurchase Agreements and Purchase and Sale Contracts	X
Reverse Repurchase Agreements
Rights Offerings and Warrants to Purchase	X
Securities Lending	X
Short Sales
Sovereign Debt	X
Standby Commitment Agreements
Stripped Securities	X
Structured Notes	X
Supranational Entities	X
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares

Low Duration Bond Portfolio
Taxability Risk
Trust Preferred Securities
U.S. Government Obligations	X
U.S. Treasury Obligations	X
Utility Industries
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Yields and Ratings	X
Zero Coupon Securities	X

[1]	The Fund may purchase (but not write) interest rate options.

Shareholders should retain this Supplement for future reference.

SAI-LOWD-1218SUP